ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable
	December 31, 2020 $	December 31, 2019 $

Accounts receivable	363,653	745,002